EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format Fees and Expenses of the Fund and Example information that mirrors the Fees and Expenses of the Fund and Example information in a supplement filed with the Securities and Exchange Commission on February 27, 2013 (0001193125-13-079835), to the Prospectus dated September 28, 2012, as revised February 27, 2013, for the db X-trackers 2010 Target Date Fund, db X-trackers 2020 Target Date Fund, db X-trackers 2030 Target Date Fund, db X-trackers 2040 Target Date Fund, db X-trackers In-Target Date Fund, each a series of db-X Exchange-Traded Funds Inc.